Consolidated Balance Sheets (Parenthetical) - USD ($)	Jul. 31, 2017	Jan. 31, 2017	Jan. 31, 2016
Statement of Financial Position [Abstract]
Debt discount	$ 9,396	$ 2,646	$ 8,470
Common stock, par value	$ .00001	$ .00001	$ 0.00001
Common stock, shares authorized	6,250,000,000	6,250,000,000	6,250,000,000
Common stock, shares issued	2,151,802,609	2,003,844,312	1,568,937,905
Common stock, shares outstanding	2,151,802,609	2,003,844,312	1,568,937,905